Debt - Narrative (Details)		1 Months Ended			6 Months Ended
	Apr. 10, 2019 USD ($)	Jun. 30, 2020 USD ($) lender	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) lender	Jun. 30, 2019 USD ($)	Jan. 15, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Total debt principal		$ 6,755,000,000			$ 6,755,000,000			$ 6,759,000,000
Repurchase senior secured notes					0	$ 333,000,000
Accrued interest compounded and added to principal							$ 19,000,000		$ 18,000,000
Amortization payments, option to defer		500,000,000			500,000,000
Amortization payments, amounts deferred		111,000,000	$ 74,000,000	$ 63,000,000
Amortization payments, option to defer, remaining amount available		252,000,000			252,000,000
Amounts due in 2021 reduced to if option to defer utilized		$ 168,000,000			$ 168,000,000
Increase in interest rate if debt covenants not met					0.0100
Credit facility amendment, percent of approval of banks required		100.00%			100.00%
Number of lenders | lender		43			43
Cash and restricted cash		$ 1,020,000,000			$ 1,020,000,000	$ 1,469,000,000		1,357,000,000		$ 2,003,000,000
Secured debt | New secured notes
Debt Instrument [Line Items]
Total debt principal	$ 311,000,000							$ 476,000,000
Repurchase senior secured notes	342,000,000
Payment of debt premium and accrued payment-in-kind of cash interest	$ 31,000,000
Purchase premium	7.00%